Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Assets, Accrued expenses	$ 14,755	$ 16,742
Assets, Allowance for doubtful accounts	9,375	15,155
Assets, Pension and post-retirement	8,536	11,700
Assets, Share-based compensation	4,505	6,627
Assets, Income tax credits and net operating losses	9,457	10,790
Assets, Restructuring costs	795	1,288
Assets, Other	725	921
Total Deferred	48,148	63,223
Valuation Allowance	(7,043)	(5,035)
Net Deferred, Assets	41,105	58,188
Liabilities, Depreciation and amortization	15,560	20,643
Liabilities, Intangibles arising from acquisitions	5,807	22,600
Liabilities, Inventory reserves and adjustments	12,268	17,900
Total Deferred	33,635	61,143
Net Deferred, Liabilities	$ 33,635	$ 61,143